UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7383
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: September 30, 2009

Item 1. Schedule of Investments.

Congress Large Cap Growth Fund
Schedule of Investments at September 30, 2009 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.6%
	Aerospace & Defense - 2.5%
1,270	United Technologies Corp.	$77,381

	Air Freight & Logistics - 2.5%
2,190	Expeditors International of Washington, Inc.	76,978

	Apparel & Accessories - 2.9%
1,390	Nike, Inc.	89,933

	Biotechnology - 2.5%
1,695	Gilead Sciences, Inc. *	78,953

	Capital Markets - 5.0%
1,310	Northern Trust Corp.	76,190
1,695	T. Rowe Price Group, Inc.	77,461
		153,651
	Chemicals - 7.5%
1,705	Ecolab, Inc.	78,822
970	Monsanto Co.	75,078
970	Praxair, Inc.	79,239
		233,139
	Communications Equipment - 5.1%
3,010	Juniper Networks, Inc. *	81,330
1,735	QUALCOMM, Inc.	78,041
		159,371
	Computer Software & Services - 2.5%
640	International Business Machines Corp.	76,550

	Computers & Peripherals - 5.1%
435	Apple, Inc. *	80,636
1,660	Hewlett-Packard Co.	78,369
		159,005
	Diversified Financial Services - 5.3%
865	IntercontinentalExchange, Inc. *	84,069
1,825	J.P. Morgan Chase & Co.	79,972
		164,041
	Diversified Telecommunication Services - 2.5%
2,915	AT&T, Inc.	78,734

	Electrical Equipment - 2.5%
1,940	Emerson Electric Co.	77,755

	Energy Equipment & Services - 5.0%
1,295	Schlumberger Ltd.	77,182
910	Transocean Ltd. *	77,832
		155,014
	Food & Staples Retailing - 2.6%
1,410	Costco Wholesale Corp.	79,609

	Food Products - 2.5%
2,895	Kraft Foods, Inc. - Class A	76,052

	Health Care Equipment & Supplies - 4.9%
1,085	Becton, Dickinson & Co.	75,679
1,980	St. Jude Medical, Inc. *	77,240
		152,919
	Health Care Providers & Services - 2.6%
1,515	Quest Diagnostics, Inc.	79,068

	Hotels, Restaurants & Leisure - 2.4%
1,295	McDonald's Corp.	73,906

	Household Products - 2.5%
1,025	Colgate-Palmolive Co.	78,187

	Internet & Catalog Retail - 2.8%
915	Amazon.com, Inc. *	85,424

	Internet Software & Services - 2.6%
160	Google, Inc. *	79,336

	IT Services - 4.9%
2,140	Accenture Ltd.	79,758
1,040	Visa, Inc.	71,874
		151,632
	Metals & Mining - 2.5%
1,615	Nucor Corp.	75,921

	Oil & Gas - 5.2%
895	Apache Corp.	82,188
1,905	XTO Energy, Inc.	78,714
		160,902
	Pharmaceuticals - 2.5%
1,265	Johnson & Johnson	77,026

	Road & Rail - 2.4%
1,540	Canadian National Railway Co.	75,445

	Software - 4.9%
3,040	Microsoft Corp.	78,706
3,560	Oracle Corp.	74,190
		152,896
	Specialty Retail - 2.4%
3,585	Lowe's Companies, Inc.	75,070

	TOTAL COMMON STOCKS
	(Cost $2,758,178)	3,053,898

	SHORT-TERM INVESTMENT - 1.2%
	Money Market Fund - 1.2%
36,042	AIM Prime Portfolio - Institutional Class, 0.203% (a)	36,042

	TOTAL SHORT-TERM INVESTMENT	36,042
	(Cost $36,042)
	TOTAL INVESTMENTS IN SECURITIES - 99.8%
	(Cost $2,794,220)	3,089,940
	Other Assets in Excess of Liabilities - 0.2%	7,883
	TOTAL NET ASSETS - 100.0%	$3,097,823

*	Non-income producing security.
(a)	7-day yield

The cost basis of investments for federal income tax purposes at September 30, 2009 was as follows+:

Cost of investments		$2,794,220
Gross unrealized appreciation		304,277
Gross unrealized depreciation		(8,557)
Net unrealized appreciation		$295,720

+Because tax adjustments are calculated annually, the above table does not reflect tax adjustments since the Fund does not have a full fiscal year of history.

Summary of Fair Value Exposure at September 30, 2009 (Unaudited)

Congress Large Cap Growth Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.
• Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

• Level 3— Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2009:

Description	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$324,333	$-	$-	$324,333
Consumer Staples	233,847	-	-	233,847
Energy	315,917	-	-	315,917
Financials	317,692	-	-	317,692
Health Care	387,965	-	-	387,965
Industrials	307,559	-	-	307,559
Information Technology	778,790	-	-	778,790
Materials	309,061	-	-	309,061
Telecommunication Services	78,734	-	-	78,734
Total Equity	3,053,898	-	-	3,053,898
Short-Term Investment	36,042	-	-	36,042
Total Investments in Securities	$3,089,940	$-	$-	$3,089,940

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*    /s/ Robert M. Slotky
Robert M. Slotky, President

Date   November 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Robert M. Slotky
Robert M. Slotky, President

Date   November 23, 2009

By (Signature and Title)*   /s/ Patrick J. Rudnick
Patrick J. Rudnick, Treasurer

Date   November 24, 2009

* Print the name and title of each signing officer under his or her signature.